SHARE-BASED PAYMENT - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees and Directors [Member]
SHARE-BASED PAYMENT - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) [Line Items]
Outstanding at beginning of year	2,518,796	445,140	1,727,842
Granted	5,024,000	2,687,000	0
Forfeited	85,337	25,836	67,087
Vested	2,711,947	587,508	1,215,615
RSUs outstanding	4,745,512	2,518,796	445,140
RSU’s Vested	6,396,644	3,684,697	3,097,189
Share-based payment expenses (in Dollars)	$ 3,536	$ 1,683	$ 1,352
RSUs [Member]
SHARE-BASED PAYMENT - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) [Line Items]
Outstanding at beginning of year	0	7,433	18,266
Vested	0	7,433	10,833
RSUs outstanding	0	0	7,433
RSU’s Vested	32,500	32,500	25,067
Share-based payment expenses (in Dollars)	$ 0	$ 1	$ 9